Goodwill - Sensitivity to Changes in Assumptions (Details)	Dec. 31, 2022	Dec. 31, 2021
Perpetuity growth rates | Telefónica Peru
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	(0.25%)
OIBDA Margin | Telefónica Peru
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	(1.00%)
Telefónica Spain | Discount rate | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(0.50%)
Telefónica Spain | Discount rate | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		0.50%
Telefónica Spain | Perpetuity growth rates | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(0.25%)
Telefónica Spain | Perpetuity growth rates | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		0.25%
Telefónica Spain | OIBDA Margin | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(1.50%)
Telefónica Spain | OIBDA Margin | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		1.50%
Telefónica Spain | Ratio of CapEx/Revenues | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(0.75%)
Telefónica Spain | Ratio of CapEx/Revenues | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		0.75%
Telefónica Germany | Discount rate | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(0.50%)
Telefónica Germany | Discount rate | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		0.50%
Telefónica Germany | Perpetuity growth rates | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(0.25%)
Telefónica Germany | Perpetuity growth rates | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		0.25%
Telefónica Germany | OIBDA Margin | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(1.50%)
Telefónica Germany | OIBDA Margin | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		1.50%
Telefónica Germany | Ratio of CapEx/Revenues | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(0.75%)
Telefónica Germany | Ratio of CapEx/Revenues | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		0.75%
Telefónica Brazil | Discount rate | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(1.00%)
Telefónica Brazil | Discount rate | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		1.00%
Telefónica Brazil | Perpetuity growth rates | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(0.50%)
Telefónica Brazil | Perpetuity growth rates | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		0.50%
Telefónica Brazil | OIBDA Margin | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(2.00%)
Telefónica Brazil | OIBDA Margin | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		2.00%
Telefónica Brazil | Ratio of CapEx/Revenues | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		(1.00%)
Telefónica Brazil | Ratio of CapEx/Revenues | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)		1.00%